UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

Date of Report (Date of Filing): August 14, 2026

Grand Avenue Mortgage Capital LLC

(Exact name of securitizer as specified in its charter)

Not applicable	Not applicable
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Earl Lariscy (213) 633-8200

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1, Grand Avenue Mortgage Capital LLC, as securitizer, is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entities:

GAMLT 2017-RPL1

The last payment made on the asset-backed securities issued by GAMLT 2017-RPL 1 was on June 27, 2022

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Grand Avenue Mortgage Capital LLC (Securitizer)

By:	/s/ Earl Lariscy
Name: Earl Lariscy Title: Authorized Signatory

Date: August 14, 2026